Cover	12 Months Ended
Jun. 30, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Jun. 30, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Registrant Name	ACCO GROUP HOLDINGS LIMITED
Entity Central Index Key	0002038378
Entity File Number	001-42902
Entity Incorporation, State or Country Code	E9
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Current Fiscal Year End Date	--06-30
Entity Interactive Data Current	Yes
Entity Address, Address Line One	Unit 2406, 24/F
Entity Address, Address Line Two	Low Block, Grand Millennium Plaza
Entity Address, Address Line Three	181 Queen’s Road Central
Entity Address, Country	HK
Title of 12(b) Security	Ordinary Shares, par value $0.00008 per share
Trading Symbol	ACCL
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	12,500,000
Entity Address, City or Town	Hong Kong
Entity Address, Postal Zip Code	00000
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Cheung Po, LUI
Contact Personnel Email Address	paul.lui@accoladegroup.com.hk
Entity Address, Address Line One	Unit 2406, 24/F
Entity Address, Address Line Two	Low Block, Grand Millennium Plaza
Entity Address, Address Line Three	181 Queen’s Road Central
Entity Address, Country	HK
City Area Code	+852
Local Phone Number	3521 2888
Entity Address, City or Town	Hong Kong
Entity Address, Postal Zip Code	00000